Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Website	Software	Total
	MYR	MYR	MYR
Cost
As of January 1, 2023	10,000	60,000	70,000
Additions	954	–	954
As of December 31, 2023 and January 1, 2024	10,954	60,000	70,954
Additions	–	2,293,650	2,293,650
As of December 31, 2024	10,954	2,353,650	2,364,604
As of December 31, 2024 (USD )	2,451	526,603	529,054

Accumulated amortization
As of January 1, 2023	4,500	4,000	8,500
Charge for the year	4,106	12,000	16,106
As of December 31, 2023 and January 1, 2024	8,606	16,000	24,606
Charge for the year	1,818	241,365	243,183
As of December 31, 2024	10,424	257,365	267,789
As of December 31, 2024 (USD )	2,332	57,583	59,915

Carrying values
As of January 1, 2023	5,500	56,000	61,500
As of December 31, 2023 and January 1, 2024	2,348	44,000	46,348
As of December 31, 2024	530	2,096,285	2,096,815
As of December 31, 2024 (USD )	119	469,020	469,139